UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08594
Special Equities Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2005

Item 1. Schedule of Investments

Special Equities Portfolio                                                                                                           as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Aerospace & Defense — 2.8%
Aviall, Inc. (1)	12,200	$412,116
DRS Technologies, Inc.	8,500	419,560
Mercury Computer Systems, Inc. (1)	8,100	212,625
Teledyne Technologies, Inc. (1)	5,800	199,926
		$1,244,227
Air Freight & Logistics — 1.6%
Hub Group, Inc., Class A (1)	9,600	352,416
UTI Worldwide, Inc.	4,400	341,880
		$694,296
Beverages — 0.4%
Hansen Natural Corp. (1)	3,732	175,703
		$175,703
Biotechnology — 2.2%
Abgenix, Inc. (1)	52,300	663,164
United Therapeutics Corp. (1)	4,700	328,060
		$991,224
Capital Markets — 1.7%
Affiliated Managers Group, Inc. (1)	4,100	296,922
Greenhill & Co., Inc.	11,100	462,759
		$759,681
Chemicals — 0.6%
Agrium, Inc.	12,300	270,231
		$270,231
Commercial Services & Supplies — 1.7%
Harland (John H.) Co.	6,300	279,720
Resources Connection, Inc. (1)	15,500	459,265
		$738,985
Computers & Peripherals — 3.9%
Novatel Wireless, Inc. (1)	57,300	829,131
Palm, Inc. (1)	13,400	379,622
Synaptics, Inc. (1)	27,000	507,600
		$1,716,353
Consumer Finance — 1.4%
Student Loan Corp.	2,550	604,044
		$604,044
Diversified Consumer Services — 1.9%
DeVry, Inc. (1)	17,600	335,280
Education Management Corp. (1)	7,300	235,352

Regis Corp.	6,900	$260,958
		$831,590
Electric Utilities — 1.2%
ALLETE, Inc.	5,400	247,374
Westar Energy, Inc.	12,700	306,451
		$553,825
Electrical Equipment — 2.0%
AMETEK, Inc.	9,400	403,918
Roper Industries, Inc.	12,400	487,196
		$891,114
Food & Staples Retailing — 0.6%
Longs Drugstores Corp.	6,700	287,363
		$287,363
Health Care Equipment & Supplies — 8.5%
Aspect Medical Systems, Inc. (1)	9,600	284,448
CONMED Corp. (1)	8,300	231,404
DJ Orthopedics, Inc. (1)	12,600	364,644
Hologic, Inc. (1)	10,600	612,150
IDEXX Laboratories, Inc. (1)	3,400	227,392
Immucor, Inc. (1)	17,000	466,480
Intuitive Surgical, Inc. (1)	4,800	351,792
Kyphon, Inc. (1)	10,100	443,794
Respironics, Inc. (1)	12,200	514,596
Ventana Medical Systems, Inc. (1)	8,100	308,367
		$3,805,067
Health Care Providers & Services — 7.4%
Chemed Corp.	10,500	455,070
Community Health Systems, Inc. (1)	10,400	403,624
eResearch Technology, Inc. (1)	22,400	317,856
Health Net, Inc. (1)	11,400	539,448
LifePoint Hospitals, Inc. (1)	8,600	376,078
Pediatrix Medical Group, Inc. (1)	3,500	268,870
Psychiatric Solutions, Inc. (1)	4,900	265,727
United Surgical Partners International, Inc. (1)	10,800	422,388
VCA Antech, Inc. (1)	10,600	270,512
		$3,319,573
Hotels, Restaurants & Leisure — 5.2%
Aztar Corp. (1)	12,000	369,720
Cheesecake Factory, Inc. (1)	5,500	171,820
Choice Hotels International, Inc.	5,900	381,376
Gaylord Entertainment Co. (1)	9,100	433,615
Penn National Gaming, Inc. (1)	5,594	174,029

Sonic Corp. (1)	12,800	$350,080
Station Casinos, Inc.	6,350	421,386
		$2,302,026
Household Durables — 1.0%
Central Garden & Pet Co. (1)	4,167	188,557
Jarden Corp. (1)	6,600	271,062
		$459,619
Insurance — 1.5%
Philadelphia Consolidated Holding Corp. (1)	3,300	280,170
Stewart Information Services Corp.	8,000	409,600
		$689,770
Internet Software & Services — 0.3%
SINA Corp. (1)	5,500	151,250
		$151,250
IT Services — 5.1%
Cognizant Technology Solutions Corp. (1)	9,500	442,605
Euronet Worldwide, Inc. (1)	16,800	497,112
MoneyGram International, Inc.	27,100	588,341
SI International, Inc. (1)	9,596	297,188
SRA International, Inc., Class A (1)	12,400	439,952
		$2,265,198
Machinery — 3.4%
Actuant Corp., Class A	10,100	472,680
Bucyrus International, Inc., Class A	12,400	609,212
Joy Global, Inc.	8,650	436,479
		$1,518,371
Media — 2.1%
Central European Media Enterprises, Ltd. (1)	17,400	918,894
		$918,894
Multi-Utilities — 1.0%
CMS Energy Corp. (1)	27,000	444,150
		$444,150
Oil, Gas & Consumable Fuels — 10.9%
Alon USA Energy, Inc. (1)	26,248	633,889
Denbury Resources, Inc. (1)	11,900	600,236
Goodrich Petroleum Corp. (1)	21,843	512,655
Peabody Energy Corp.	10,900	919,415
Quicksilver Resources, Inc. (1)	9,850	470,732
Southwestern Energy Co. (1)	12,800	939,520
Vintage Petroleum, Inc.	17,300	789,918
		$4,866,365

Personal Products — 0.7%
Chattem, Inc. (1)	8,216	$291,668
		$291,668
Pharmaceuticals — 1.6%
Hi-Tech Pharmacal Co., Inc. (1)	4,600	138,368
MGI Pharma, Inc. (1)	9,900	230,769
Penwest Pharmaceuticals Co. (1)	18,600	326,058
		$695,195
Real Estate — 2.0%
Strategic Hotel Capital, Inc.	19,100	348,766
Taubman Centers, Inc.	11,400	361,380
Trizec Properties, Inc.	8,300	191,398
		$901,544
Semiconductors & Semiconductor Equipment — 8.2%
Advanced Analogic Technologies, Inc. (1)	35,178	393,642
Advanced Energy Industries, Inc. (1)	19,821	213,274
Atheros Communications, Inc. (1)	42,900	418,704
Brooks Automation, Inc. (1)	14,200	189,286
Ikanos Communications (1)	4,674	57,443
International Rectifier Corp. (1)	16,000	721,280
Intersil Corp., Class A	27,200	592,416
Sigmatel, Inc. (1)	32,600	659,824
Veeco Instruments, Inc. (1)	26,800	429,872
		$3,675,741
Software — 6.8%
Activision, Inc. (1)	24,100	492,845
Blackbaud, Inc.	16,800	238,056
i2 Technologies, Inc. (1)	34,600	644,944
Intellisync Corp. (1)	106,600	473,304
MICROS Systems, Inc. (1)	8,800	385,000
NAVTEQ, Corp. (1)	7,000	349,650
Quest Software, Inc. (1)	31,000	467,170
		$3,050,969
Specialty Retail — 2.9%
DSW, Inc., Class A (1)	8,687	184,164
GameStop Corp., Class A (1)	12,000	377,640
Hibbet Sporting Goods, Inc. (1)	16,500	367,125
O’Reilly Automotive, Inc. (1)	12,800	360,704
		$1,289,633
Textiles, Apparel & Luxury Goods — 1.4%
Gildan Activewear, Inc. (1)	11,248	430,011
Warnaco Group, Inc. (1)	9,600	210,336
		$640,347

Thrifts & Mortgage Finance — 1.5%
IndyMac Bancorp, Inc.	11,500	$455,170
WSFS Financial Corp.	3,900	229,671
		$684,841
Wireless Telecommunication Services — 2.6%
NII Holdings, Inc., Class B (1)	13,500	1,140,075
		$1,140,075
Total Common Stocks (identified cost $35,058,938)		$42,868,932

Commercial Paper — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value
UBS Finance LLC, 3.86%, 10/3/05	$428	$427,908
Total Commercial Paper (at amortized cost, $427,908)		$427,908

Short-Term Investments — 2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$892	$892,000
Total Short-Term Investments (at amortized cost, $892,000)		$892,000
Total Investments — 99.1% (identified cost $36,378,846)		$44,188,840
Other Assets, Less Liabilities — 0.9%		$403,078
Net Assets — 100.0%		$44,591,918

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$36,378,846
Gross unrealized appreciation	$8,234,681
Gross unrealized depreciation	(424,687)
Net unrealized appreciation	$7,809,994

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 29, 2005
By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer
Date:	November 29, 2005